COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments by year	The Company had the following purchase commitments as at December 31, 2013:
Purchase Commitments

2014	$13,023

2015	8,373

2016	5,832

2017	4,290

2018	4,290

Thereafter	7,272

Total	$43,080